Going Concern (Details Narrative) (USD $)	3 Months Ended		11 Months Ended	12 Months Ended		35 Months Ended	38 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
Net income (loss)	$ 1,712	$ (12,160)	$ (63,503)	$ (26,060)	$ (21,254)	$ (110,817)	$ (109,105)
Accumulated deficit	$ 109,105			$ 110,817		$ 110,817	$ 109,105